COMMON SHARES - Stock Options Assumptions Used (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Weighted average fair value (in Canadian dollars per share)	$ 0	$ 7.88	$ 8.24
Expected life (years)		5 years 1 month 6 days	5 years 4 months 24 days
Interest rate	0.00%	2.90%	1.60%
Volatility	0.00%	24.00%	22.00%
Dividend yield	0.00%	6.30%	5.50%
Expense for stock options	$ 6	$ 9	$ 10
Unrecognized compensation costs related to non-vested stock options	$ 1
Expense recognition period	8 months 12 days